Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 303,102	$ 296,848
Cost of services	(265,647)	(253,906)
Gross profit	37,455	42,942
Selling, general, and administrative expenses (excluding Amortization)	(11,821)	(13,691)
Amortization	(4,693)	(4,693)
Operating income	20,941	24,558
Interest expense, net	(8,284)	(10,604)
Other income, net	1,059	621
Income before income tax	13,716	14,575
Income tax expense	(3,325)	(4,593)
Net income	$ 10,391	$ 9,982
Weighted average shares outstanding:
Basic	96,139,181	95,064,382
Diluted	96,710,484	95,423,850
Earnings per share (Note 9):
Basic	$ 0.11	$ 0.11
Diluted	$ 0.11	$ 0.10